Share Repurchase Program - Additional Information (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Mar. 31, 2020	Aug. 31, 2019
Equity Class Of Treasury Stock [Line Items]
Purchase of treasury shares (in shares)	3,581,237	878,637
Common stock repurchased, average price per share	$ 8.09	$ 9.75
Purchase of treasury shares	$ 29,082,000	$ 8,597,000
Common stock repurchased program, amount remained available for repurchases	$ 12,000,000
Maximum
Equity Class Of Treasury Stock [Line Items]
Common stock repurchased program, authorized amount			$ 50,000,000	$ 25,000,000